Offerings	Apr. 07, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	7,000,000
Proposed Maximum Offering Price per Unit	0.001
Maximum Aggregate Offering Price	$ 7,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.97
Offering Note	(1) Consists of shares of common stock (the "Warrant Shares") issuable upon the exercise of outstanding warrants. Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, the Warrant Shares being registered hereunder include such indeterminate number of shares of common stock as may be issuable with respect to the Warrant Shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. (2) Reflects the exercise price per share of the pre-funded warrants.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	16,800,000
Proposed Maximum Offering Price per Unit	3.00
Maximum Aggregate Offering Price	$ 50,400,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,960.24
Offering Note	(1) Consists of shares of common stock (the "Warrant Shares") issuable upon the exercise of outstanding warrants. Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, the Warrant Shares being registered hereunder include such indeterminate number of shares of common stock as may be issuable with respect to the Warrant Shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. (3) Reflects the exercise price per share of the Series A common stock warrants and the Series B common stock warrants.